Acquisitions - Summary and allocation of the purchase price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 25,719
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	60,304
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	4,655
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	554,705
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets	4,518
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	5,832
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	6,289
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	(20,231)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	(341,651)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	(15,852)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	(3,878)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	280,410
Business Combination, Bargain Purchase, Gain Recognized, Amount	57,436	$ 0	$ 0
Business Combination, Consideration Transferred	222,974
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	152,288
Business combination purchase price	222,974
Business combination purchase price - Issuance of redeemable notes	$ 70,686